Related Party Transactions - Balance Related to Related Parties (Detail)	12 Months Ended
	Mar. 25, 2017 USD ($)	Mar. 26, 2016 USD ($)	Mar. 28, 2015 USD ($)	Feb. 28, 2015 USD ($)	Feb. 28, 2015 CAD
Related Party Transactions [Abstract]
Purchases of inventory from supplier related to shareholder		$ 503,000	$ 189,000
Management fees to related parties	$ 154,000	155,000	238,000
Consultant fees to a related party	150,000	173,000	175,000
Expense reimbursement to a related party	178,000	201,000	241,000
Interest expense on cash advance received from controlling shareholder	165,000	165,000	165,000
Compensation paid to a related party	67,000		136,000
Accounts payable to supplier related to shareholder		17,000
Accounts payable to related parties	57,000	38,000	447,000	$ 60,000	CAD 75,000
Interest payable on cash advance received from controlling shareholder	$ 24,000	$ 25,000	$ 136,000